Tax - Disclosure of deferred tax assets and liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	£ 6,321	£ 5,960
Deferred tax liability	(18)	(22)
Net deferred tax asset	6,303	5,938
UK Tax Group
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	4,451	4,081
US Intermediate Holding Company Tax Group ('IHC Tax Group')
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	1,162	973
Barclays Bank PLC's US Branch Tax Group
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	270	386
Other (outside the UK and US tax groups)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	£ 438	£ 520